Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the nine months ended September 30, 2016, were as follows:

(U.S. $ in millions)
Goodwill as of January 1, 2016	$383.9
Currency translation adjustments	2.4
Goodwill as of September 30, 2016	$386.3

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2016			December 31, 2015
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$304,754	$(188,485)	$116,269	$306,657	$(157,862)	$148,795
Patents	18,871	(11,443)	7,428	17,785	(10,008)	7,777
Trademarks and trade names	32,520	(16,263)	16,257	32,443	(14,463)	17,980
Customer relationships	116,136	(51,209)	64,927	115,957	(41,708)	74,249
Non-compete agreements	5,874	(5,874)	-	5,874	(5,874)	-
Capitalized software development costs	20,176	(18,031)	2,145	20,010	(17,351)	2,659
In process research and development	1,008	-	1,008	1,008	-	1,008
	$499,339	$(291,305)	$208,034	$499,734	$(247,266)	$252,468

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of September 30, 2016, estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2016	$14,792
2017	58,385
2018	55,664
2019	42,477
2020	15,677
Thereafter	20,031
Total	$207,026